RISK MANAGEMENT - Maximum exposure to credit risk - Other financial instruments (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other financial instruments
RISK MANAGEMENT
Maximum exposure	$ 27,554,748	$ 37,194,524
Collateral	(2,106,146)	(879,613)
Net exposure	25,448,602	36,314,911
Debt instruments
RISK MANAGEMENT
Maximum exposure	25,148,469	27,418,197
Collateral	(1,407,484)	(741,197)
Net exposure	23,740,985	26,677,000
Derivatives
RISK MANAGEMENT
Maximum exposure	1,824,750	9,189,488
Collateral	(698,662)	(138,416)
Net exposure	1,126,088	9,051,072
Equity
RISK MANAGEMENT
Maximum exposure	543,210	544,668
Net exposure	543,210	544,668
Other financial instruments
RISK MANAGEMENT
Maximum exposure	38,319	42,171
Net exposure	$ 38,319	$ 42,171